SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of Conversion Feature Derivative Liability

The following table presents a reconciliation of the derivative liability measured at fair value on a recurring basis using significant unobservable input (Level 3) from January 1, 2012 to September 30, 2012:

Conversion feature derivative liability
Balance at January 1, 2012	$6,295,400
Change in fair value included in earnings	1,454,889
Reclassification of derivative liability to equity	(7,750,289)
Balance at September 30, 2012	$—

Schedule of Fair Value of Marketable Securities

Investment measured at fair value on a recurring basis:

Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities – available for sale, net of discount for effect of restriction	$—	$—	$—